Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Forbearance Balances (Details) - Mortgages - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,602	£ 1,567
Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	933	874
Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	669	693
Interest-only
Disclosure of credit risk exposure [line items]
Forbearance	365	290
Interest-only | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	216	111
Interest-only | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	149	179
Flexible
Disclosure of credit risk exposure [line items]
Forbearance	74	36
Flexible | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	55	19
Flexible | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	19	17
LTV >100%
Disclosure of credit risk exposure [line items]
Forbearance	12	9
LTV >100% | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	3	0
LTV >100% | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	9	9
Buy-to-Let
Disclosure of credit risk exposure [line items]
Forbearance	23	15
Buy-to-Let | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	16	11
Buy-to-Let | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	£ 7	£ 4